Stockholders’ Equity - Schedule of Assumptions Used for Options Granted (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assumptions Used for Options Granted [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Expected life of option	10 years	10 years	10 years
Minimum [Member]
Schedule of Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)	$ 9
Expected volatility	322.65%	363.00%	215.44%
Risk free interest rate	4.04%	4.04%	4.17%
Maximum [Member]
Schedule of Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)	$ 12
Expected volatility	322.83%	366.01%	218.11%
Risk free interest rate	4.30%	4.57%	4.69%